American Funds Mortgage Fund®
Investment portfolio
May 31, 2020
unaudited
Bonds, notes & other debt instruments 96.83% Mortgage-backed obligations 92.94% Federal agency mortgage-backed obligations 88.20%	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2033[1]	$383	$399
Fannie Mae 5.00% 2040[1]	462	495
Fannie Mae 4.00% 2043[1]	5,009	5,492
Fannie Mae 4.50% 2047[1]	3,592	3,798
Fannie Mae Pool #AJ3602 3.00% 2026[1]	7	7
Fannie Mae Pool #AJ0050 3.00% 2026[1]	6	7
Fannie Mae Pool #AL1444 3.00% 2027[1]	7	7
Fannie Mae Pool #AK3264 3.00% 2027[1]	6	7
Fannie Mae Pool #AL2286 3.00% 2027[1]	6	6
Fannie Mae Pool #AL7800 2.50% 2030[1]	1,041	1,096
Fannie Mae Pool #BM4299 3.00% 2030[1]	43	46
Fannie Mae Pool #AZ4646 3.50% 2030[1]	105	111
Fannie Mae Pool #AZ0554 3.50% 2030[1]	75	80
Fannie Mae Pool #AY1948 3.50% 2030[1]	63	67
Fannie Mae Pool #AS7323 2.50% 2031[1]	942	996
Fannie Mae Pool #AS8388 2.50% 2031[1]	828	870
Fannie Mae Pool #BD2402 3.00% 2031[1]	359	380
Fannie Mae Pool #FM1162 2.50% 2032[1]	936	988
Fannie Mae Pool #BM1036 2.50% 2032[1]	109	115
Fannie Mae Pool #BM1275 3.00% 2032[1]	794	848
Fannie Mae Pool #BJ5987 3.00% 2032[1]	686	724
Fannie Mae Pool #MA3218 3.00% 2032[1]	32	34
Fannie Mae Pool #MA1640 2.50% 2033[1]	1,681	1,754
Fannie Mae Pool #AB9299 2.50% 2033[1]	311	323
Fannie Mae Pool #BJ4876 3.00% 2033[1]	551	584
Fannie Mae Pool #BM5111 3.00% 2033[1]	308	330
Fannie Mae Pool #BJ4856 3.00% 2033[1]	148	157
Fannie Mae Pool #BJ4573 3.00% 2033[1]	22	23
Fannie Mae Pool #BM3919 3.00% 2033[1]	19	20
Fannie Mae Pool #BJ9000 3.50% 2033[1]	232	245
Fannie Mae Pool #CA2106 3.50% 2033[1]	51	54
Fannie Mae Pool #MA3490 4.00% 2033[1]	73,167	77,546
Fannie Mae Pool #MA3439 4.00% 2033[1]	9,651	10,234
Fannie Mae Pool #695412 5.00% 2033[1]	4	5
Fannie Mae Pool #BO6247 2.50% 2034[1]	9,307	9,777
Fannie Mae Pool #BP0033 2.50% 2034[1]	8,740	9,157
Fannie Mae Pool #BO7771 2.50% 2034[1]	3,889	4,074
Fannie Mae Pool #BO7207 2.50% 2034[1]	1,028	1,080
Fannie Mae Pool #FM1490 3.50% 2034[1]	2,658	2,818
Fannie Mae Pool #MA4042 2.00% 2035[1]	8,025	8,290
Fannie Mae Pool #MA3955 2.50% 2035[1]	13,015	13,635
Fannie Mae Pool #AD3566 5.00% 2035[1]	49	54
Fannie Mae Pool #MA2746 4.00% 2036[1]	4,840	5,234
Fannie Mae Pool #AS7224 4.00% 2036[1]	4,136	4,465
Fannie Mae Pool #MA2717 4.00% 2036[1]	2,959	3,201
Fannie Mae Pool #MA2819 4.00% 2036[1]	2,749	2,973
American Funds Mortgage Fund — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA2787 4.00% 2036[1]	$1,391	$1,504
Fannie Mae Pool #MA2630 4.00% 2036[1]	589	638
Fannie Mae Pool #MA3186 4.00% 2037[1]	11,011	11,852
Fannie Mae Pool #MA3099 4.00% 2037[1]	5,210	5,663
Fannie Mae Pool #889101 3.254% 2038[1,2]	849	877
Fannie Mae Pool #964279 4.499% 2038[1,2]	648	660
Fannie Mae Pool #964708 4.64% 2038[1,2]	85	85
Fannie Mae Pool #AC0794 5.00% 2039[1]	239	275
Fannie Mae Pool #931768 5.00% 2039[1]	39	45
Fannie Mae Pool #AE7629 3.724% 2040[1,2]	812	852
Fannie Mae Pool #AL9335 3.943% 2040[1,2]	33,084	34,741
Fannie Mae Pool #932606 5.00% 2040[1]	122	140
Fannie Mae Pool #AL9326 3.757% 2041[1,2]	41,109	43,287
Fannie Mae Pool #AL9327 3.764% 2041[1,2]	28,801	30,317
Fannie Mae Pool #AE0789 3.788% 2041[1,2]	4,275	4,501
Fannie Mae Pool #AL0073 3.796% 2041[1,2]	3,368	3,542
Fannie Mae Pool #AE0844 3.825% 2041[1,2]	3,884	4,089
Fannie Mae Pool #AL9531 3.871% 2041[1,2]	37,478	39,449
Fannie Mae Pool #AJ1873 4.00% 2041[1]	264	291
Fannie Mae Pool #AE1248 5.00% 2041[1]	298	339
Fannie Mae Pool #AE1274 5.00% 2041[1]	228	263
Fannie Mae Pool #AE1277 5.00% 2041[1]	125	141
Fannie Mae Pool #AE1283 5.00% 2041[1]	78	87
Fannie Mae Pool #AP7553 3.00% 2042[1]	37,814	40,485
Fannie Mae Pool #AL9533 3.677% 2042[1,2]	21,346	22,389
Fannie Mae Pool #AL9532 3.722% 2042[1,2]	49,079	51,285
Fannie Mae Pool #AL9530 3.806% 2042[1,2]	34,296	36,042
Fannie Mae Pool #AL1941 3.813% 2042[1,2]	6,316	6,593
Fannie Mae Pool #AL2000 3.90% 2042[1,2]	5,356	5,591
Fannie Mae Pool #AP7819 3.91% 2042[1,2]	4,156	4,332
Fannie Mae Pool #AL2184 4.204% 2042[1,2]	7,846	8,196
Fannie Mae Pool #AE1290 5.00% 2042[1]	181	205
Fannie Mae Pool #AU0626 2.275% 2043[1]	180	184
Fannie Mae Pool #AT7470 2.275% 2043[1]	117	120
Fannie Mae Pool #AU8121 2.275% 2043[1]	101	103
Fannie Mae Pool #AU8120 2.275% 2043[1]	79	81
Fannie Mae Pool #AU0627 2.525% 2043[1]	203	211
Fannie Mae Pool #AU3962 2.525% 2043[1]	135	141
Fannie Mae Pool #AU1583 2.525% 2043[1]	129	135
Fannie Mae Pool #AT4747 2.525% 2043[1]	126	131
Fannie Mae Pool #AU1575 2.525% 2043[1]	124	129
Fannie Mae Pool #AU1584 2.525% 2043[1]	113	117
Fannie Mae Pool #AU3963 2.525% 2043[1]	97	100
Fannie Mae Pool #AU8122 2.525% 2043[1]	92	96
Fannie Mae Pool #AT7476 2.525% 2043[1]	91	95
Fannie Mae Pool #AU8124 2.525% 2043[1]	81	84
Fannie Mae Pool #AU8123 2.525% 2043[1]	77	80
Fannie Mae Pool #AU6340 2.525% 2043[1]	75	78
Fannie Mae Pool #AU1585 2.525% 2043[1]	64	67
Fannie Mae Pool #AU3961 2.525% 2043[1]	63	65
Fannie Mae Pool #AU4814 2.525% 2043[1]	47	49
Fannie Mae Pool #AU1577 2.775% 2043[1]	338	357
Fannie Mae Pool #AU8126 2.775% 2043[1]	337	356
Fannie Mae Pool #AU4816 2.775% 2043[1]	284	298
American Funds Mortgage Fund — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AT9853 2.775% 2043[1]	$213	$223
Fannie Mae Pool #AU3964 2.775% 2043[1]	200	209
Fannie Mae Pool #AU4817 2.775% 2043[1]	134	140
Fannie Mae Pool #AU1587 2.775% 2043[1]	122	127
Fannie Mae Pool #AT9852 2.775% 2043[1]	99	104
Fannie Mae Pool #AU8125 2.775% 2043[1]	93	97
Fannie Mae Pool #AU1576 2.775% 2043[1]	72	75
Fannie Mae Pool #AU3965 2.775% 2043[1]	58	60
Fannie Mae Pool #AT8826 2.775% 2043[1]	56	58
Fannie Mae Pool #AU8127 2.775% 2043[1]	53	55
Fannie Mae Pool #AT8825 2.775% 2043[1]	42	44
Fannie Mae Pool #AT5898 3.00% 2043[1]	14,936	15,995
Fannie Mae Pool #AU3966 3.025% 2043[1]	324	342
Fannie Mae Pool #AT7457 3.025% 2043[1]	197	207
Fannie Mae Pool #AU3968 3.025% 2043[1]	180	189
Fannie Mae Pool #AU3967 3.025% 2043[1]	129	136
Fannie Mae Pool #AU8129 3.025% 2043[1]	101	106
Fannie Mae Pool #AU4819 3.025% 2043[1]	86	91
Fannie Mae Pool #AU1588 3.025% 2043[1]	82	87
Fannie Mae Pool #AU6343 3.025% 2043[1]	78	82
Fannie Mae Pool #AU0630 3.025% 2043[1]	73	77
Fannie Mae Pool #AU6342 3.025% 2043[1]	42	44
Fannie Mae Pool #AU6344 3.275% 2043[1]	136	144
Fannie Mae Pool #AT8820 3.275% 2043[1]	68	72
Fannie Mae Pool #AU8131 3.275% 2043[1]	58	61
Fannie Mae Pool #AU1591 3.275% 2043[1]	31	32
Fannie Mae Pool #AL3829 3.50% 2043[1]	2,324	2,545
Fannie Mae Pool #AT7161 3.50% 2043[1]	1,101	1,199
Fannie Mae Pool #AR1512 3.50% 2043[1]	498	550
Fannie Mae Pool #AT0412 3.50% 2043[1]	250	274
Fannie Mae Pool #AT3954 3.50% 2043[1]	144	158
Fannie Mae Pool #AT0300 3.50% 2043[1]	91	98
Fannie Mae Pool #AX8521 3.50% 2044[1]	216	236
Fannie Mae Pool #AY1829 3.50% 2044[1]	160	175
Fannie Mae Pool #AW8240 3.50% 2044[1]	32	34
Fannie Mae Pool #BE5017 3.50% 2045[1]	1,338	1,455
Fannie Mae Pool #BE5009 3.50% 2045[1]	1,235	1,332
Fannie Mae Pool #BE8740 3.50% 2047[1]	1,222	1,329
Fannie Mae Pool #BD2440 3.50% 2047[1]	1,047	1,120
Fannie Mae Pool #BE8742 3.50% 2047[1]	341	375
Fannie Mae Pool #BH2848 3.50% 2047[1]	206	224
Fannie Mae Pool #BH2847 3.50% 2047[1]	160	176
Fannie Mae Pool #BH2846 3.50% 2047[1]	156	171
Fannie Mae Pool #BH2597 4.00% 2047[1]	13,729	14,711
Fannie Mae Pool #BJ5015 4.00% 2047[1]	3,131	3,475
Fannie Mae Pool #BH3122 4.00% 2047[1]	97	106
Fannie Mae Pool #BM4488 3.418% 2048[1,2]	22,140	23,082
Fannie Mae Pool #BJ4901 3.50% 2048[1]	707	774
Fannie Mae Pool #FM2669 4.00% 2048[1]	5,022	5,367
Fannie Mae Pool #CA2850 4.00% 2048[1]	3,444	3,873
Fannie Mae Pool #BK6840 4.00% 2048[1]	2,073	2,298
Fannie Mae Pool #BK5232 4.00% 2048[1]	1,395	1,547
Fannie Mae Pool #BK9743 4.00% 2048[1]	600	665
Fannie Mae Pool #BM2006 4.00% 2048[1]	68	72
American Funds Mortgage Fund — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK7665 4.50% 2048[1]	$10,695	$12,004
Fannie Mae Pool #BK0951 4.50% 2048[1]	7,852	8,811
Fannie Mae Pool #BK9761 4.50% 2048[1]	587	662
Fannie Mae Pool #BN1576 4.50% 2048[1]	246	266
Fannie Mae Pool #CA1574 5.00% 2048[1]	19,487	21,312
Fannie Mae Pool #CA4867 3.00% 2049[1]	95,430	102,392
Fannie Mae Pool #CA4420 3.00% 2049[1]	21,702	23,064
Fannie Mae Pool #BO5176 3.00% 2049[1]	7,035	7,579
Fannie Mae Pool #CA4543 3.00% 2049[1]	2,228	2,393
Fannie Mae Pool #CA4151 3.50% 2049[1]	10,906	12,058
Fannie Mae Pool #FM1062 3.50% 2049[1]	10,614	11,686
Fannie Mae Pool #BN6708 3.50% 2049[1]	10,501	11,324
Fannie Mae Pool #FM1443 3.50% 2049[1]	8,786	9,618
Fannie Mae Pool #BM5446 3.50% 2049[1]	7,376	7,780
Fannie Mae Pool #BJ8411 3.50% 2049[1]	2,543	2,784
Fannie Mae Pool #BJ8402 3.546% 2049[1,2]	3,724	3,898
Fannie Mae Pool #BN6006 4.50% 2049[1]	957	1,034
Fannie Mae Pool #CA5701 2.50% 2050[1]	14,581	15,281
Fannie Mae Pool #BK2239 2.50% 2050[1]	1,150	1,215
Fannie Mae Pool #CA5539 3.00% 2050[1]	129,353	137,551
Fannie Mae Pool #CA5220 3.00% 2050[1]	115,130	123,635
Fannie Mae Pool #CA5496 3.00% 2050[1]	89,640	96,650
Fannie Mae Pool #CA5517 3.00% 2050[1]	21,401	22,704
Fannie Mae Pool #CA5536 3.00% 2050[1]	18,223	19,423
Fannie Mae Pool #CA5229 3.00% 2050[1]	10,854	11,656
Fannie Mae Pool #CA5540 3.00% 2050[1]	9,331	9,922
Fannie Mae Pool #CA5338 3.00% 2050[1]	5,077	5,349
Fannie Mae Pool #FM2839 3.50% 2050[1]	13,704	14,777
Fannie Mae Pool #FM2664 3.50% 2050[1]	9,711	10,624
Fannie Mae Pool #MA4026 4.00% 2050[1]	4,784	5,118
Fannie Mae Pool #AS0745 3.50% 2053[1]	1,709	1,772
Freddie Mac 2.50% 2033[1]	114	119
Freddie Mac 4.00% 2036[1]	1,190	1,288
Freddie Mac 4.00% 2036[1]	1,054	1,137
Freddie Mac 4.00% 2036[1]	870	941
Freddie Mac 3.50% 2046[1]	236	246
Freddie Mac 4.50% 2046[1]	1,288	1,410
Freddie Mac 4.00% 2047[1]	2,325	2,419
Freddie Mac 5.00% 2048[1]	2,332	2,554
Freddie Mac Pool #ZA2598 3.00% 2025[1]	4	4
Freddie Mac Pool #ZA2593 3.00% 2025[1]	3	4
Freddie Mac Pool #ZS6339 3.00% 2026[1]	7	7
Freddie Mac Pool #ZK2925 3.00% 2026[1]	7	7
Freddie Mac Pool #ZK2882 3.00% 2026[1]	6	6
Freddie Mac Pool #ZK3788 3.00% 2026[1]	4	4
Freddie Mac Pool #ZK3541 3.00% 2026[1]	2	2
Freddie Mac Pool #ZK3935 3.00% 2027[1]	6	6
Freddie Mac Pool #ZK3848 3.00% 2027[1]	4	4
Freddie Mac Pool #ZK7590 3.00% 2029[1]	13	14
Freddie Mac Pool #ZT1332 3.00% 2030[1]	2,503	2,663
Freddie Mac Pool #ZK8180 2.50% 2031[1]	1,132	1,193
Freddie Mac Pool #G16634 3.00% 2031[1]	3,744	4,008
Freddie Mac Pool #C91593 2.50% 2032[1]	78	81
Freddie Mac Pool #ZS8675 2.50% 2032[1]	22	23
American Funds Mortgage Fund — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G18655 3.00% 2032[1]	$610	$644
Freddie Mac Pool #ZS8087 2.50% 2033[1]	61	64
Freddie Mac Pool #V61960 3.00% 2033[1]	2,254	2,391
Freddie Mac Pool #ZS8710 3.00% 2033[1]	5	6
Freddie Mac Pool #QN1197 2.50% 2034[1]	8,689	9,128
Freddie Mac Pool #QN1174 2.50% 2034[1]	390	409
Freddie Mac Pool #SB8041 3.00% 2035[1]	2	2
Freddie Mac Pool #G03699 6.00% 2038[1]	98	113
Freddie Mac Pool #840222 4.048% 2040[1,2]	7,665	8,069
Freddie Mac Pool #Q05343 4.00% 2041[1]	346	370
Freddie Mac Pool #Q18236 3.50% 2043[1]	1,050	1,143
Freddie Mac Pool #Q19133 3.50% 2043[1]	629	685
Freddie Mac Pool #Q17696 3.50% 2043[1]	576	632
Freddie Mac Pool #Q15874 4.00% 2043[1]	53	57
Freddie Mac Pool #Q28558 3.50% 2044[1]	3,372	3,687
Freddie Mac Pool #760012 3.109% 2045[1,2]	1,982	2,076
Freddie Mac Pool #760013 3.189% 2045[1,2]	1,270	1,325
Freddie Mac Pool #760014 3.533% 2045[1,2]	9,791	10,166
Freddie Mac Pool #760015 3.222% 2047[1,2]	3,129	3,216
Freddie Mac Pool #Q52069 3.50% 2047[1]	1,826	1,987
Freddie Mac Pool #Q51622 3.50% 2047[1]	1,389	1,519
Freddie Mac Pool #Q47615 3.50% 2047[1]	1,163	1,272
Freddie Mac Pool #Q55056 3.50% 2048[1]	2,302	2,483
Freddie Mac Pool #Q54709 3.50% 2048[1]	1,264	1,375
Freddie Mac Pool #Q54701 3.50% 2048[1]	1,202	1,308
Freddie Mac Pool #Q54782 3.50% 2048[1]	1,127	1,226
Freddie Mac Pool #Q54781 3.50% 2048[1]	1,034	1,133
Freddie Mac Pool #Q56591 3.50% 2048[1]	907	977
Freddie Mac Pool #Q54700 3.50% 2048[1]	880	964
Freddie Mac Pool #Q55060 3.50% 2048[1]	742	801
Freddie Mac Pool #Q56590 3.50% 2048[1]	644	697
Freddie Mac Pool #Q56589 3.50% 2048[1]	580	635
Freddie Mac Pool #Q54698 3.50% 2048[1]	479	530
Freddie Mac Pool #Q54699 3.50% 2048[1]	446	491
Freddie Mac Pool #Q54831 3.50% 2048[1]	349	384
Freddie Mac Pool #G67711 4.00% 2048[1]	17,265	19,148
Freddie Mac Pool #Q56599 4.00% 2048[1]	2,239	2,483
Freddie Mac Pool #Q56175 4.00% 2048[1]	1,550	1,719
Freddie Mac Pool #Q55971 4.00% 2048[1]	1,331	1,476
Freddie Mac Pool #SI2002 4.00% 2048[1]	1,113	1,188
Freddie Mac Pool #Q56576 4.00% 2048[1]	920	981
Freddie Mac Pool #Q55970 4.00% 2048[1]	653	730
Freddie Mac Pool #Q58411 4.50% 2048[1]	3,544	3,996
Freddie Mac Pool #Q58436 4.50% 2048[1]	1,382	1,566
Freddie Mac Pool #Q58378 4.50% 2048[1]	1,339	1,479
Freddie Mac Pool #Q57242 4.50% 2048[1]	1,040	1,145
Freddie Mac Pool #RA1339 3.00% 2049[1]	43,288	45,997
Freddie Mac Pool #QA4673 3.00% 2049[1]	9,838	10,525
Freddie Mac Pool #SD0175 3.00% 2049[1]	2,961	3,177
Freddie Mac Pool #SD7503 3.50% 2049[1]	90,865	98,208
Freddie Mac Pool #QA5131 3.50% 2049[1]	36,825	39,514
Freddie Mac Pool #RA1580 3.50% 2049[1]	7,398	8,179
Freddie Mac Pool #RA1463 3.50% 2049[1]	7,328	8,102
Freddie Mac Pool #QA0284 3.50% 2049[1]	5,015	5,491
American Funds Mortgage Fund — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QA2748 3.50% 2049[1]	$990	$1,084
Freddie Mac Pool #QA8953 2.50% 2050[1]	3,418	3,611
Freddie Mac Pool #RA2596 2.50% 2050[1]	2,998	3,115
Freddie Mac Pool #RA2595 2.50% 2050[1]	1,998	2,076
Freddie Mac Pool #RA2597 2.50% 2050[1]	1,999	2,076
Freddie Mac Pool #QA8952 2.50% 2050[1]	1,356	1,438
Freddie Mac Pool #QA8516 2.50% 2050[1]	537	568
Freddie Mac Pool #QA8528 3.00% 2050[1]	69,656	74,070
Freddie Mac Pool #SD7512 3.00% 2050[1]	12,927	13,797
Freddie Mac Pool #RA2319 3.00% 2050[1]	8,701	9,169
Freddie Mac Pool #RA2408 3.00% 2050[1]	5,470	5,874
Freddie Mac Pool #SD0187 3.00% 2050[1]	5,032	5,421
Freddie Mac Pool #SD7514 3.50% 2050[1]	102,862	110,768
Freddie Mac Pool #RA1996 3.50% 2050[1]	34,906	37,589
Freddie Mac Pool #QA7760 3.50% 2050[1]	100	106
Freddie Mac, Series 2019-2, Class MT, 3.50% 2058[1]	1,793	1,965
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	458	475
Freddie Mac, Series K027, Class A2, Multi Family, 2.637% 2023[1]	10,000	10,458
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	11,250	12,087
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	2,460	2,621
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]	5,281	5,717
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[1]	1,592	1,734
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[1]	5,000	5,474
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[1]	5,000	5,465
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[1]	12,933	14,416
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[1]	10,000	11,203
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[1]	3,500	3,979
Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 2028[1]	9,015	9,809
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[1]	2,500	2,971
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	24,375	29,256
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	19,500	23,366
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	20,100	24,309
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	16,227	17,265
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	14,188	14,925
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	13,885	14,639
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	10,384	10,924
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[1,2]	19,343	20,544
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	2,982	3,218
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	15,647	16,686
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	100,537	103,909
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	63,040	69,003
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	34,849	38,184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	3,795	4,055
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[1]	2,432	2,667
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	7,362	7,903
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	1,230	1,337
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	43,948	46,047
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	78,601	83,347
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	18,628	19,677
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	64,797	68,166
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	114,100	122,464
Government National Mortgage Assn. 3.75% 2034[1]	999	1,073
Government National Mortgage Assn. 4.25% 2034[1]	1,009	1,097
Government National Mortgage Assn. 3.25% 2035[1]	2,366	2,528
American Funds Mortgage Fund — Page 6 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.25% 2035[1]	$1,656	$1,770
Government National Mortgage Assn. 3.25% 2035[1]	1,335	1,427
Government National Mortgage Assn. 3.25% 2035[1]	1,242	1,328
Government National Mortgage Assn. 3.25% 2040[1]	1,020	1,092
Government National Mortgage Assn. 3.25% 2040[1]	851	909
Government National Mortgage Assn. 3.25% 2040[1]	596	637
Government National Mortgage Assn. 5.00% 2040[1]	57	62
Government National Mortgage Assn. 5.00% 2041[1]	2,251	2,485
Government National Mortgage Assn. 2.75% 2042[1]	506	536
Government National Mortgage Assn. 2.75% 2042[1]	373	394
Government National Mortgage Assn. 2.75% 2042[1]	240	254
Government National Mortgage Assn. 2.75% 2042[1]	237	250
Government National Mortgage Assn. 2.75% 2042[1]	227	240
Government National Mortgage Assn. 2.75% 2042[1]	65	68
Government National Mortgage Assn. 2.75% 2042[1]	56	60
Government National Mortgage Assn. 3.50% 2042[1]	571	613
Government National Mortgage Assn. 3.50% 2043[1]	870	936
Government National Mortgage Assn. 3.50% 2043[1]	806	867
Government National Mortgage Assn. 4.00% 2043[1]	898	951
Government National Mortgage Assn. 3.75% 2044[1]	1,422	1,534
Government National Mortgage Assn. 4.25% 2044[1]	752	838
Government National Mortgage Assn. 4.00% 2046[1]	3,405	3,581
Government National Mortgage Assn. 4.00% 2047[1]	99,447	107,176
Government National Mortgage Assn. 4.00% 2047[1]	6,598	7,133
Government National Mortgage Assn. 4.00% 2048[1]	682	735
Government National Mortgage Assn. 4.00% 2048[1]	388	416
Government National Mortgage Assn. 4.00% 2048[1]	339	364
Government National Mortgage Assn. 4.50% 2049[1]	46,666	50,195
Government National Mortgage Assn. 2.50% 2050[1,3]	96,701	101,204
Government National Mortgage Assn. 3.00% 2050[1,3]	11,492	12,140
Government National Mortgage Assn. 3.50% 2050[1,3]	127,627	135,075
Government National Mortgage Assn. 4.50% 2050[1,3]	53,193	57,199
Government National Mortgage Assn. Pool #778208 4.00% 2032[1]	732	792
Government National Mortgage Assn. Pool #778205 4.00% 2032[1]	520	562
Government National Mortgage Assn. Pool #796771 6.50% 2032[1]	634	740
Government National Mortgage Assn. Pool #AC2887 5.00% 2035[1]	400	438
Government National Mortgage Assn. Pool #AA7288 3.75% 2037[1]	396	426
Government National Mortgage Assn. Pool #773549 6.50% 2038[1]	340	406
Government National Mortgage Assn. Pool #AA4803 6.50% 2038[1]	54	59
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	2,004	2,290
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	2,194	2,509
Government National Mortgage Assn. Pool #MA0273 4.00% 2041[1]	1,046	1,085
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	1,080	1,173
Government National Mortgage Assn. Pool #AC2904 4.50% 2041[1]	727	792
Government National Mortgage Assn. Pool #MA0310 4.50% 2041[1]	588	632
Government National Mortgage Assn. Pool #AB3621 4.50% 2041[1]	272	294
Government National Mortgage Assn. Pool #MA0274 4.50% 2041[1]	219	236
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	1,726	1,940
Government National Mortgage Assn. Pool #005158 5.00% 2041[1]	707	775
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	78	90
Government National Mortgage Assn. Pool #792276 3.50% 2042[1]	480	518
Government National Mortgage Assn. Pool #770241 4.00% 2042[1]	509	559
Government National Mortgage Assn. Pool #770242 4.00% 2042[1]	510	556
Government National Mortgage Assn. Pool #AC2872 4.00% 2042[1]	458	494
American Funds Mortgage Fund — Page 7 of 15

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AB2159 4.50% 2042[1]	$1,248	$1,358
Government National Mortgage Assn. Pool #MA5020 4.00% 2048[1]	1,397	1,512
Government National Mortgage Assn. Pool #MA5651 4.00% 2048[1]	538	574
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[1]	406	434
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[1]	157	169
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[1]	1,704	1,814
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	15,392	16,561
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	12,708	13,665
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	1,468	1,579
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	67	72
Government National Mortgage Assn. Pool #MA6542 3.50% 2050[1]	836	889
Government National Mortgage Assn. Pool #MA6411 4.00% 2050[1]	5,571	5,942
Government National Mortgage Assn. Pool #MA6543 4.00% 2050[1]	1,489	1,587
Government National Mortgage Assn. Pool #721640 4.81% 2061[1]	—[4]	—[4]
Government National Mortgage Assn. Pool #773441 4.883% 2062[1]	7	8
Government National Mortgage Assn. Pool #AG8235 5.336% 2064[1]	2	3
Government National Mortgage Assn. Pool #AI2366 4.761% 2065[1]	88	90
Government National Mortgage Assn. Pool #AQ8290 4.794% 2066[1]	16	17
Government National Mortgage Assn. Pool #AQ8292 5.047% 2066[1]	10	11
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 2061[1,2]	8	8
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.483% 2062[1,2]	252	4
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.63% 2066[1,2]	74,258	1,971
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	795,622	818,154
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	237,516	244,678
Uniform Mortgage-Backed Security 2.50% 2035[1,3]	169,033	176,904
Uniform Mortgage-Backed Security 2.50% 2035[1,3]	60,761	63,491
Uniform Mortgage-Backed Security 3.00% 2035[1,3]	821,549	865,419
Uniform Mortgage-Backed Security 3.00% 2035[1,3]	244,756	258,026
Uniform Mortgage-Backed Security 2.00% 2050[1,3]	6,000	6,121
Uniform Mortgage-Backed Security 2.50% 2050[1,3]	11,409	11,835
Uniform Mortgage-Backed Security 3.00% 2050[1,3]	42,000	44,086
Uniform Mortgage-Backed Security 3.50% 2050[1,3]	321,582	339,078
Uniform Mortgage-Backed Security 3.50% 2050[1,3]	24,349	25,690
Uniform Mortgage-Backed Security 4.00% 2050[1,3]	5,500	5,855
Uniform Mortgage-Backed Security 4.50% 2050[1,3]	129,244	139,624
Uniform Mortgage-Backed Security 4.50% 2050[1,3]	37,000	39,871
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	3,606	3,679
		6,376,607
Collateralized mortgage-backed obligations (privately originated) 4.53%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,2,5]	3,183	3,246
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,2,5]	207	211
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,2,5]	4,816	4,819
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 3.042% 2030[1,2,5]	27,691	27,830
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,2,5]	14,939	14,901
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% 2035[1,5]	5,000	5,256
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,2,5]	4,029	4,182
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,2,5]	16,294	16,406
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,5]	9,742	9,682
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[1,2,5]	12,345	12,395
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[1,2,5]	4,825	4,889
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[1,2,5]	11,749	12,090
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,2,5]	10,508	10,813
American Funds Mortgage Fund — Page 8 of 15

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.918% 2052[1,2,5]	$22,507	$22,385
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.968% 2052[1,2,5]	6,710	6,676
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,2,5]	883	911
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.924% 2022[1,2,5]	30,304	30,383
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.222% 2022[1,2,5]	14,696	14,734
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,2,5]	1,615	1,617
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[1,2,5]	2,350	2,353
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,2,5]	9,209	9,214
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,2,5]	8,060	8,061
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,2,5]	9,035	9,406
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,5]	3,605	3,615
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[1,2,5]	1,056	1,058
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[1,2,5]	1,535	1,536
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,2,5]	24,590	24,168
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,2]	13,495	13,495
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.818% 2052[1,2,5]	21,327	21,398
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,2,5]	1,769	1,800
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,2,5]	2,209	2,238
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.768% 2057[1,2,5]	1,401	1,383
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,2,5]	4,675	4,799
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,2,5]	4,585	4,669
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,2,5]	3,007	3,080
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,2,5]	4,087	4,120
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,2,5]	5,506	5,712
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,2,5]	1,814	1,881
		327,412
Commercial mortgage-backed securities 0.21%
Bank of America Merrill Lynch Large Loan Inc., Series 2012-Park, Class A, 2.959% 2030[1,5]	10,663	11,103
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[1,5]	3,996	4,065
		15,168
Total mortgage-backed obligations		6,719,187
U.S. Treasury bonds & notes 2.75% U.S. Treasury 1.61%
U.S. Treasury 2.00% 2021	12,000	12,345
U.S. Treasury 2.875% 2023[6]	26,866	29,239
U.S. Treasury 3.125% 2048	7,000	9,794
U.S. Treasury 3.375% 2048	406	596
U.S. Treasury 1.25% 2050	67,000	64,268
		116,242
U.S. Treasury inflation-protected securities 1.14%
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	566	830
U.S. Treasury Inflation-Protected Security 0.75% 2042[6,7]	34,631	40,757
U.S. Treasury Inflation-Protected Security 1.00% 2049[6,7]	31,185	40,880
		82,467
Total U.S. Treasury bonds & notes		198,709
American Funds Mortgage Fund — Page 9 of 15

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Bonds, notes & other debt instruments (continued) Asset-backed obligations 0.96%	Principal amount (000)	Value (000)
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.504% 2025[1,2]	$4,130	$4,125
American Express Credit Account Master Trust, Series 2017-7, Class A, 2.35% 2025[1]	420	439
Chase Issuance Trust, Series 2020-A1, Class A1, 1.53% 2025[1]	3,000	3,082
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 0.592% 2024[1,2]	11,700	11,737
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,2,5]	421	427
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[1,5]	2,557	2,540
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,5]	3,825	3,840
Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.04% 2024[1]	1,844	1,865
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	14,000	13,947
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.717% 2023[1,2]	3,569	3,594
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[1]	1,587	1,621
Honda Auto Receivables Owner Trust, Series 2018-4, Class A4, 3.30% 2025[1]	1,500	1,574
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 2022[1]	152	153
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A2, 1.45% 2022[1]	2,812	2,833
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,2,5]	3,597	3,451
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.105% 2027[1,2,5]	3,981	3,954
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[1,5]	2,260	2,260
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[1]	2,000	2,012
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.249% 2025[1,2,5]	1,404	1,404
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 1.36% 2024[1]	1,500	1,523
Toyota Auto Receivables Owner Trust, Series 2019-A, Class A4, 3.00% 2024[1]	1,645	1,731
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[1]	842	847
		68,959
Federal agency bonds & notes 0.18%
Fannie Mae 0.625% 2025	13,100	13,152
Total bonds, notes & other debt instruments (cost: $6,889,230,000)		7,000,007
Short-term securities 44.55% Federal agency discount notes 21.35%
Federal Home Loan Bank 0.09%-0.93% due 6/3/2020-8/21/2020	1,236,000	1,235,759
Freddie Mac 0.05%-1.13% due 7/17/2020-8/19/2020	195,000	194,952
Federal Farm Credit Banks 0.12%-0.22% due 7/10/2020-8/7/2020	62,800	62,780
Fannie Mae 0.28% due 7/15/2020	50,000	49,991
		1,543,482
U.S. Treasury bills 16.91%
U.S. Treasury Bills 0.07%-0.12% due 6/2/2020-8/4/2020	1,222,650	1,222,536
Commercial paper 5.95%
Chariot Funding, LLC 0.13%-0.15% due 6/19/2020-6/29/2020[5]	190,000	189,983
CHARTA, LLC 0.75% due 6/11/2020[5]	76,000	75,997
Nordea Bank AB 0.05% due 6/1/2020[5]	50,000	50,000
Paccar Financial Corp. 0.07%-0.09% due 6/5/2020-6/8/2020	38,000	38,000
Total Capital SA 0.04% due 6/1/2020[5]	26,100	26,100
Roche Holdings, Inc. 0.07% due 6/8/2020[5]	25,000	24,997
Amazon.com, Inc. 0.14% due 7/20/2020[5]	25,000	24,995
		430,072
American Funds Mortgage Fund — Page 10 of 15

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Short-term securities (continued) Bonds & notes of governments outside the U.S. 0.34%	Principal amount (000)	Value (000)
BNG Bank N.V. 0.04% due 6/2/2020[5]	$25,000	$25,000
Total short-term securities (cost: $3,221,089,000)		3,221,090
Total investment securities 141.38% (cost: $10,110,319,000)		10,221,097
Other assets less liabilities (41.38)%		(2,991,579)
Net assets 100.00%		$7,229,518
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 5/31/2020[9] (000)	Unrealized (depreciation) appreciation at 5/31/2020 (000)
90 Day Euro Dollar Futures	Short	5,141	September 2020	$(1,285,250)	$(1,281,587)	$(201)
90 Day Euro Dollar Futures	Short	3,199	March 2021	(799,750)	(797,991)	14
2 Year U.S. Treasury Note Futures	Long	126	October 2020	25,200	27,826	6
5 Year U.S. Treasury Note Futures	Long	7,260	October 2020	726,000	912,038	1,280
10 Year U.S. Treasury Note Futures	Short	113	September 2020	(11,300)	(15,714)	(50)
10 Year Ultra U.S. Treasury Note Futures	Short	1,414	September 2020	(141,400)	(222,462)	(939)
20 Year U.S. Treasury Bond Futures	Long	399	September 2020	39,900	71,172	241
30 Year Ultra U.S. Treasury Bond Futures	Long	352	September 2020	35,200	76,747	189
						$540
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 5/31/2020 (000)
3-month USD-LIBOR	2.322%	5/2/2024	$181,900	$(14,428)	$—	$(14,428)
3-month USD-LIBOR	2.325%	5/2/2024	418,100	(33,212)	—	(33,212)
U.S. EFFR	0.11%	5/18/2024	251,500	96	—	96
3-month USD-LIBOR	1.547%	10/25/2024	252,000	(13,376)	—	(13,376)
3-month USD-LIBOR	1.548%	10/28/2024	42,000	(2,241)	—	(2,241)
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(3,151)	—	(3,151)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	(2,527)	—	(2,527)
3-month USD-LIBOR	2.454%	1/15/2045	7,000	(2,463)	—	(2,463)
3-month USD-LIBOR	2.525%	10/20/2045	10,000	(3,779)	—	(3,779)
3-month USD-LIBOR	2.516%	10/20/2045	15,000	(5,636)	—	(5,636)
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	(6,076)	—	(6,076)
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	(2,576)	—	(2,576)
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	(2,670)	—	(2,670)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	(5,085)	—	(5,085)
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	(5,354)	—	(5,354)
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	(3,532)	—	(3,532)
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	(1,030)	—	(1,030)
3-month USD-LIBOR	1.991%	6/13/2046	6,000	(1,546)	—	(1,546)
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	(2,530)	—	(2,530)
3-month USD-LIBOR	1.935%	12/17/2049	2,910	(790)	—	(790)
3-month USD-LIBOR	2.007%	12/19/2049	8,800	(2,559)	—	(2,559)
American Funds Mortgage Fund — Page 11 of 15

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 5/31/2020 (000)
3-month USD-LIBOR	1.961%	1/9/2050	$24,200	$(6,729)	$—	$(6,729)
3-month USD-LIBOR	1.678%	2/21/2050	21,630	(4,389)	—	(4,389)
					$—	$(125,583)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	Amount less than one thousand.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $764,033,000, which represented 10.57% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $57,683,000, which represented .80% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
American Funds Mortgage Fund — Page 12 of 15

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,885,833,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $11,443,056,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
American Funds Mortgage Fund — Page 13 of 15

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$6,719,187	$—	$6,719,187
U.S. Treasury bonds & notes	—	198,709	—	198,709
Asset-backed obligations	—	68,959	—	68,959
Federal agency bonds & notes	—	13,152	—	13,152
Short-term securities	—	3,221,090	—	3,221,090
Total	$—	$10,221,097	$—	$10,221,097
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,730	$—	$—	$1,730
Unrealized appreciation on interest rate swaps	—	96	—	96
Liabilities:
Unrealized depreciation on futures contracts	(1,190)	—	—	(1,190)
Unrealized depreciation on interest rate swaps	—	(125,679)	—	(125,679)
Total	$540	$(125,583)	$—	$(125,043)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbrevations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Mortgage Fund — Page 14 of 15

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-042-0720O-S78149	American Funds Mortgage Fund — Page 15 of 15